per share amounts (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
earnings per share amounts
Basic total weighted average number of Common Shares outstanding	593	592
Effect of dilutive securities
Share option awards		1
Diluted total weighted average number of Common Shares outstanding	593	593
Share option awards
Effect of dilutive securities
Outstanding share option awards excluded in the computation of diluted net income per Common Share	0	0